Summary of significant accounting policies	12 Months Ended
Mar. 31, 2024
Significant Accounting Policies [Text Block]
2. Summary of significant accounting polici
es
a. Principles of consolidation
The consolidated financial statements include the accounts of HDFC BANK LIMITED AND SUBSIDIARIES. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights and/or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in non-interest revenue, other. The Bank consolidates Variable Interest Entities (“VIEs”) where the Bank is determined to be the primary beneficiary (see note 2k). All significant inter-company balances and transactions are eliminated on consolidation.
b. Basis of presentation
These consolidated financial statements have been prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). U.S. GAAP differs in certain material respects from Generally Accepted Accounting Principles in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”), the guidelines issued by the Securities and Exchange Board of India (“SEBI”), and the guidelines issued by the Insurance Regulatory and Development Authority of India (“IRDAI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose consolidated financial statements of the Bank in India. Principal differences include the determination of the allowance for credit losses, classification and valuation of investments, classification and valuation of insurance contracts, accounting for deferred taxes, stock-based compensation, loan origination fees, derivative financial instruments, business combination, lease accounting and the presentation format and disclosures of the consolidated financial statements and related
notes.

c. Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates
and
assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these consolidated financial statements that are susceptible to change include the allowance for credit losses, the valuation of investments, impairment in securities, valuation of derivatives, valuation of intangible assets acquired on acquisition of eHDFC, valuation of insurance policies liabilities, stock-based compensation, unrecognized tax benefits, valuation of lease liabilities and impairment assessment of recognized intangible assets and goodwill.
d. Cash and due from banks, and restricted cash
Cash and due from banks comprise of cash and deposit with banks that have original maturities of 90 days or less. The Bank has captioned cash and cash equivalent as “cash and due from banks, and restricted cash” on the consolidated balance sheets. Cash and due from banks include restricted cash (see note 4).
e. Customer acquisition costs
Customer acquisition costs principally consist of commissions paid to third-party referral agents who source retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans.
Advertising
and marketing expenses incurred to solicit new business are expensed as incurred.
f. Investments in securities
Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.
Credit substitute securities typically consist of commercial paper and debentures issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in note 8 and on concentrations of credit risk in note 11.
All other securities, including mortgage-and asset-backed securities, are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly-rated.
Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in net income.
Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.
All debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) debt securities and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income/(loss), a separate component of shareholders’ equity.

Equity securities are classified under other assets. Marketable securities are measured at fair value and any change in fair
value is recorded in earnings. Non-marketable equity securities under the measurement alternative are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer and impairment, if any. The Bank’s review for impairment for equity method, cost method and measurement alternative securities typically includes an analysis of the facts and circumstances of each security, the intent or requirement to sell the security, and the expectations of cash flows.
Fair values are based on market quotations, where a market quotation is available or otherwise based on present values at current interest rates for such investments.
Transfers between categories are recorded at fair value on the date of the transfer.
For equity investments (“investee”) where control over an investee is typically determined by majority ownership; however, circumstances may arise where a majority-owned investment is not controlled. In such cases, equity method accounting is applied, particularly when the other shareholder(s) of the investee holds substantive participative rights granted by law or contract.
The Bank’s consolidated net income incorporates its proportionate share of the net income or loss from equity method investees.
g. Impairment of debt securities
The Bank conducts a review of all AFS debt securities with fair value below their carrying value or with zero loss expectation. The Bank evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If the assessment indicates that a credit loss exists, the present value of cash flows to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded through a provision for credit loss expense, limited by the amount that fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. The allowance is increased or decreased if credit conditions subsequently worsen or improve. A reversal of credit losses is recognized in net income. The Bank recognizes the entire difference between amortized cost basis and fair value in net income for impaired AFS debt securities that the Bank has an intent to sell or for which the Bank believes it will more-likely-than-not be required to sell prior to recovery of the amortized cost basis. The Bank does not record an allowance on accrued interest receivables on the balance sheet due to its policy to reverse interest income on debt securities in a timely manner in line with the Bank’s non-accrual and past due policies and on any debt security classified as non-performing. The Bank does not purchase debt securities with credit deterioration.
h. Loans
The Bank grants retail and wholesale loans to customers.
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to net income over the lives of the related loans.
Interest is accrued on the unpaid principal balance and is included in interest income. Loans are generally placed on “non-accrual” status when interest or principal payments are ninety days past due or if they are considered non-performing, at which time no further interest is accrued and any unrealized interest recognized in the consolidated statement of income is reversed. Interest income and principal payments on loans placed on non-accrual status are recognized when received. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

i. Allowance for credit losses
The Bank provides an allowance for credit losses based on
management’s
estimate of losses inherent in the loan portfolio
which
includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.
The Bank’s allowance for credit losses comprises of:

•	the allowance for credit losses, which covers the Bank’s loan portfolios and is presented separately on the balance sheet in Loans,

•	the allowance for lending-related commitments, which is recognized on the balance sheet in Accrued expenses and other liabilities,

•	the allowance for credit losses on investment securities, which covers the Bank’s AFS debt securities and is recognized on the balance sheet in Investments AFS debt securities; and

•
the allowance for credit losses on other financial assets measured at amortized cost, and other off-balance sheet credit exposures, which is recognized on the balance sheet in Accrued expenses and other liabilities.

All changes in the allowance for credit losses are recognized in the consolidated statement of income.
The Bank’s policies used to determine its allowance for credit losses and its allowance for lending-related commitments are described below:
The Bank’s loan portfolio is bifurcated into Retail and Wholesale portfolios, wherein the Retail portfolio is segmented into homogenous pools using various factors such as nature of product, delinquencies, and other demographic and behavioral variables of the borrowers. The wholesale portfolio is segmented into various risk grades on the basis of a host of quantitative and qualitative factors including financial performance, industry risk, business risk and management quality. The allowance for loan-related losses and allowance for lending-related commitments represents expected credit losses over the remaining expected life of outstanding loans and lending-related commitments that are not unconditionally cancellable. The Bank does not record an allowance for future draws on unconditionally cancellable lending-related commitments (e.g., credit cards). The Bank does not record an allowance on accrued interest receivables on the balance sheet due to its policy to reverse interest income on loans more than 90 days past due and in the case of agricultural loans more than 365 days past due, and also on any loans classified as non-performing. The expected life for retail loans and wholesale loans is determined based on their contractual terms and expected prepayments as applicable. The expected life of funded credit card loans is generally estimated by considering expected future payments on the credit card account. The Bank has an Unconditionally Cancellable Clause (“UCC”) for credit card lines and in accordance with the current expected credit loss (CECL) accounting guidance, the Bank makes an allowance only for debt drawn at the time of expected loss measurement. The Bank applies expected principal payments to the credit card receivable balances existing at the reporting date until the balance is exhausted.
The estimate of expected credit losses includes expected recoveries of amounts previously charged off or expected to be charged off, even if such recoveries result in a negative allowance. The Retail loans are charged off against allowances typically when the account becomes 150 to 1,095 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days for auto loans, commercial vehicle and construction equipment finance, 1,095 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements were not feasible. The Wholesale loans are charged off against the allowance when management believes that the loan balance may not be recovered, including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements were not feasible. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale loans are considered non-performing when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining non-performance include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due. Wholesale loans that experienced insignificant payment delays and payment shortfalls are generally not classified as non-performing but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed. These factors are considered by the Bank for selection of loans for credit reviews and assessment of allowance.
In order to estimate the allowance, the Bank primarily relies on its risk-segmentation models, which are also an integral part of the Bank’s risk management framework. Risk segmentation aims to group homogenous exposures together to allow for collective assessment of expected losses. Expected Loss estimation under collective assessment, is primarily based on Probability of Default (“PD”), Loss given Default (“LGD”) and Exposure at Default (“EAD”) estimates. The Bank has modeled its PD estimates at the aforementioned granularity for its retail and wholesale portfolios and has also created the remaining expected life structure of the same for computation of credit losses.
The Bank’s off-balance sheet credit exposures include unfunded loan commitments, financial guarantees, including standby letters of credit, and other similar instruments. For off-balance sheet credit exposures, the Bank recognizes an allowance for credit loss (“ACL”) associated with the unfunded amounts. The Bank does not recognize an ACL for commitments that are unconditionally cancellable at the Bank’s discretion. ACL for off-balance sheet credit exposures are reported as a liability in accrued expenses and other liabilities on the consolidated balance sheet. ACL in such cases is measured for the remaining contractual term, adjusted for prepayments, of the financial asset (including off-balance sheet credit exposures) using historical experience, current conditions, and reasonable and supportable forecasts.
Collective and individual assessments
Management estimates the allowance balance using relevant available information, from internal and external sources, relating to historical experience, current conditions, and reasonable and supportable forecasts. Historical loan default and loss experience provides the basis for the estimation of expected credit losses. Adjustments to historical loss information incorporate management’s view of current conditions and forecasts.
The methodology for estimating the amount of credit losses reported in the allowance for credit losses has two basic components: first, a pooled component for expected credit losses for pools of loans that share similar risk characteristics and second an asset-specific component involving loans that do not share risk characteristics and the measurement of expected credit losses for such individual loans.
As an integral part of the credit process, the Bank has a rating model appropriate to its retail and wholesale credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal rating (model scale) is updated at least annually.
The majority of the Bank’s credit exposures share risk characteristics with other similar exposures, and as a result are collectively assessed for allowance (“portfolio-based component”) by grouping them into homogeneous pools of loans. If an exposure does not share risk characteristics with other exposures, the Bank generally estimates expected credit losses on an individual basis, considering expected repayment and conditions impacting that individual exposure (“asset-specific component”). The asset-specific component covers loans modified or reasonably expected to be modified in a troubled debt restructuring (“TDR”), collateral-dependent loans, and borrowers with financial difficulties.

Portfolio-based component (Pooled Loans)
The portfolio-based component begins with a quantitative calculation that considers the likelihood of the
borrower changing delinquency status or moving from one risk rating to another. The quantitative calculation covers expected credit losses over an instrument’s expected life and is estimated by applying credit loss factors to the Bank’s exposure at default.
Apart from its historical experience, the Bank seeks to incorporate any reasonable and supportable information regarding the prevalent and future economic and operating conditions, and their impact on credit losses for the Bank into its allowance. The Bank therefore includes in its estimation the use of quantitative statistical models to predict the impact of macro-economic variables, on defaults. The Bank uses
 macro-economic variables that are relevant to the specific pool of loans to develop a reasonable and supportable forecast specific to the relevant macro-economic variable for the expected performance of the pool. In deploying these models, the Bank has assessed the impact of an exhaustive set of macro-economic variables on its expected losses, and uses macro-economic forecasts surveyed and published by the Reserve Bank of India: Centre for Monitoring Indian Economy for this assessment. As the macro-economic forecasts are published for a year the Bank reverts to the historical average default rate beyond this period over a straight-line basis.
The Bank estimates its allowance for credit losses for pooled loans based on its PD and LGD, determined for the respective risk pools.
The Bank estimated the collective ACL using a current expected credit losses methodology which is based on relevant information about historical experience, current conditions, and reasonable and supportable forecasts.
The allowance for credit losses for the quantitative component of pooled loans is the product of multiplying the PD, LGD and EAD.
Asset-specific component
To determine the asset-specific component of the allowance, collateral-dependent loans (including those loans for which foreclosure is probable) and larger and non-accrual risk-rated loans in the wholesale portfolio segment are generally evaluated individually, while smaller loans (both scored and risk-rated) are aggregated for evaluation based on factors relevant for the respective class of assets. Loans are identified for individual assessment based on financial difficulty which includes nonperforming loans, labeled loans and loans identified based on management judgment.
The Bank generally measures the asset-specific allowance as the difference between the amortized cost of the loan and the present value of the cash flows expected to be collected, discounted at the loan’s original effective interest rate. Subsequent changes in impairment, including those related to the passage of time, are generally recognized as an adjustment to the allowance for credit losses. For collateral-dependent loans, the fair value of collateral less estimated costs to sell is used to determine the charge-off amount for declines in value (to reduce the amortized cost of the loan to the fair value of collateral) or the amount of the negative allowance that should be recognized (for recoveries of prior charge-offs associated with improvements in the fair value of collateral).
The asset-specific component of the allowance for credit losses that have been or are expected to be modified in TDRs incorporates the effect of the modification on the loan’s expected cash flows (including forgone interest, principal forgiveness, and other concessions), and also the potential for redefault. For wholesale loans modified or expected to be modified in TDRs, expected losses incorporate management’s expectation of the borrower’s ability to repay under the modified terms.
Estimating the timing and amounts of future cash flows is highly subject to judgment as these cash flow projections rely upon estimates such as loss severities, asset valuations, default rates (including redefault rates on modified loans), the amounts and timing of interest or principal payments (including any expected prepayments) or other factors that are reflective of current and expected market conditions. All of these estimates and assumptions require significant management judgment and certain assumptions are highly subjective.

j. Insurance Services
i. Undistributed policyholders earnings account
This separate line
item
appearing as a liability in the consolidated balance sheets is created/recognized to account for any surplus/deficit arising on policyholders’ adjustments under U.S. GAAP. The differential impact of adjustments related to the items identified below are disclosed separately under “Undistributed Policyholders Earnings Account” because this surplus does not belong to shareholders or policyholders. The impact of the adjustments listed below is taken to the separate line item through “(Surplus)/Deficit in P&L transferred to Undistributed Policyholders Earnings Account” in the consolidated statements of income and “(Surplus)/Deficit in OCI transferred to Undistributed Policyholders Earnings Account” in other comprehensive income. This includes:

•	Actuarial remeasurement of insurance liabilities;

•	Effective interest method on Investments;

•	Fair value of investments available for sale debt securities and Investments held for trading;

•	Fair valuation of employees stock option scheme;

•	Adjustment on account of leases;

•	Actuarial remeasurement of employee benefits; and

•	Reversal of hedge reserve from previous framework
ii. Liabilities on policies in force
The Bank establishes liabilities for future policy benefit liabilities (“LFPBs”) for amounts payable under traditional non-participating and limited-payment long-duration insurance contracts. Generally, amounts are payable over an extended period of time and the related liabilities are calculated as the present value of future expected benefits and claim settlement expenses to be paid, reduced by the present value of future expected net premiums. Contracts are grouped as cohorts when measuring LFPBs. The corresponding liabilities are established based on methods and underlying assumptions in accordance with US GAAP and applicable actuarial standards. A net premium ratio (“NPR”) approach is utilized, where net premiums (i.e., the portion of gross premiums required to fund expected insurance benefits and claim settlement expenses) are accrued each period as LFPBs. Cash flow assumptions are incorporated into the calculation of a cohort’s NPR and LFPB reserve. The Bank’s best estimate assumptions include mortality, persistency, morbidity, and expenses. All assumptions would be updated at each year end except for current discount rates, which will be updated at each valuation date. The impact of all assumption changes at locked in discount rates would flow through Statement of Income and the impact of discount rate update will be recognized in Other Comprehensive Income.
For limited-payment long-duration contracts, the collection of premiums does not represent the completion of the earnings process. Therefore, any gross premium received in excess of net premiums is deferred and amortized as a deferred profit liability (“DPL”). The amortization basis is set to be the sum assured in-force for traditional policies and benefit outgo for annuities for each cohort, to ensure that profits are recognized over the life of the underlying policies in that cohort, regardless of when premiums are received. This amortization of the DPL is recorded through net income within “Claims and benefits paid pertaining to insurance business”. Consistent with the Bank’s measurement of traditional long-duration products, management also recognizes a LFPB reserve for limited-payment contracts that is representative of the difference between the present value of expected future benefits and the present value of expected future net premiums, subject to retrospective remeasurement through net income and OCI, as described above.
The Bank establishes LFPBs for traditional participating contracts, using a net premium approach, similar to traditional non-participating contracts. For determining present value of benefits, the future reversionary bonus has not been considered. The bonuses will get factored in as and when they are declared. The discount rate and actuarial assumptions are locked-in at inception, and any the impact of discount rate update will be recognized in Other Comprehensive Income.
Deposits related to universal life-type and investment products are credited to policyholder account balances. Policyholder Account Balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. Unearned revenue reserve primarily relates to the universal Life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue are generally amortized over the expected life of the contract similar to DAC.

iii. Separate Account Assets and Liabilities
Separate account assets represents segregated funds
that
are invested for certain unit-linked life and pension policyholders. The assets consist primarily of equity securities including exchange traded fund, government securities including state government securities, debt securities and reverse repurchase agreements including tri-party repos and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Bank. Investment risks associated with market value changes are borne by the customers. The investment income and realized investment gains or losses from separate account assets generally accrue to the policyholders and are not included in the Bank’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Premium and other operating income from insurance business”. Asset management fees charged to the accounts are included in “Premium and other operating income from insurance business”. Separate account liabilities primarily represent the policyholder’s account balances in separate account assets and will be equal and offsetting to total separate account assets.
iv. Deferred Acquisition Costs (“DAC”)
Acquisition costs directly related to successful contract acquisitions of products have been deferred to the extent recoverable. Such acquisition costs are capitalized in the period they are incurred, and primarily include initial commission, employees remuneration and welfare benefits, medical fees, stamp duty and goods and services tax. All other acquisition-related costs including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales, and underwriting efforts as well as all indirect costs are expensed as incurred. DAC is amortized on a constant level basis that approximates straight line amortization using the following amortization basis:

•	Traditional life insurance contracts and traditional life insurance limited payment contracts – Sum assured in force.

•	Annuity products – Number of policies in force.

•	Universal life type contracts – Number of policies in force.
Amortization of DAC is included in “Administrative and other expense”.
v. Reinsurance
For prospective reinsurance of short duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded premium and ceded unearned premiums. Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. The reinsurance recoverable for long-duration contracts and associated contract features is measured using assumptions and methods generally consistent with the underlying direct policies. Amounts currently recoverable under reinsurance agreements are included in “Other assets”.
The assessment of recoverability of reinsurance recoverable balances in each reporting period, is carried out through either historical trend of disputes and credit events or financial analysis of the credit quality of the reinsurer. These adjustments are recorded to reflect the results of these assessments through an allowance for credit losses and disputes that reduces the carrying amount of reinsurance and other assets on the consolidated balance sheet. The estimate requires significant judgement for which key considerations include paid and unpaid recoverable, whether the balance is in dispute or subject to legal collection, the relative financial health of the reinsurer and whether collateral and collateral arrangement exist. An estimate of the reinsurance recoverable lifetime expected credit losses is established utilizing a probability of default and loss given default method, which reflects the insurer’s risk rating. The allowance for credit losses excludes disputed amounts.
vi. Premium Deficiency
Premium deficiency reserves may be established for short-duration contracts to provide for expected future losses and certain expenses that exceed unearned premiums. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for IBNR (Incurred but Not Reported) claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Bank. If loss recognition exists, to write off DAC to the extent required for eliminating losses. If loss recognition still exists after DAC write-off, then a loss recognition liability would be established. For universal life-type contracts, a premium deficiency reserve may be established when existing contract liabilities, together with the present value of future fees and/or premiums, are not sufficient to cover the present value of future benefits and settlement costs. Loss recognition would be charged to net income by an increase in the liability for future benefits presented separately
as loss recognition liability.

k. Sales/transfer of receivables
The Bank enters into assignment transactions, which are similar to asset-backed securitization transactions through the
special purpose entities (“SPEs”) route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates. The Bank also sells finance receivables to SPEs, formerly qualifying special purpose entities (“QSPEs”) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these SPEs, cash collateral and other credit and liquidity enhancements. The receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings.
The Bank first makes a determination as to whether the securitization entity would be consolidated. Second, it determines whether the transfer of financial assets is considered a sale. Furthermore, former qualifying special purpose entities (QSPEs) are now considered VIEs and are no longer exempt from consolidation. The Bank consolidates VIEs when it has both: (1) power to direct activities of the VIE that most significantly impact the entity’s economic performance and (2) an obligation to absorb losses or right to receive benefits from the entity that could potentially be significant to the VIE. The scope conditions examined include whether the entities’ equity investment at risk is insufficient to finance the activities without subordinated financial support and whether the holders of equity lack the characteristics of a financial interest. A controlling financial interest includes characteristics such as ability to make decisions through voting or similar rights, unlimited obligation to absorb the entities expected losses, and unlimited rights to receive the entities expected residual returns.
Gains or losses from the sale of receivables are recognized in the consolidated statement of income in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.
Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.
l. Property and equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.67%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%
For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank and capital advances are included in other assets. Improvements to leasehold premises are charged off over the remaining primary
period of the lease.
m. Lease accounting
The Bank recognizes its lease liabilities measured as the present value of lease payments not yet paid, discounted using the incremental borrowing rate. The right-of-use asset includes an initial measurement of the lease liabilities adjusted for accrued lease liabilities.
At the inception of the contract, the Bank assesses whether the contract is, or contains, a lease. The Bank’s assessment is based on whether (1) the contract involves the use of distinct identified assets, (2) the Bank has the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Bank has the right to direct the use of the asset. Leases are examined for classification as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria is met (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for the major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet the above criteria.

The Banks’s lessee arrangements consist of operating leases. The Bank records right-of-use assets and lease liabilities at the lease commencement date. Right-of-use assets are reported in other assets on the Consolidated Balance Sheets, and the related lease liabilities are reported in accrued expenses and other liabilities. The Bank has elected not to record right-of-
use
assets for short-term leases that have a lease term of 12 months or less and thus, all leases with a lease term exceeding 12 months are recorded on the consolidated balance sheet.
Lease expense is recognized on a straight-line basis over the lease term and is recorded in non-interest expense-premises and equipment in the consolidated statements of income. The Bank made an accounting policy decision not to separate lease and non-lease components of a contract that is or contains a lease. At the lease commencement, lease liabilities are recognized based on the present value of the remaining lease payments and discounted using the incremental borrowing rate as of the date of the lease commencement. Right-of-use assets initially equal the lease liabilities, adjusted for any lease payments made prior to lease commencement and for any lease incentives.
The Bank assesses leased assets for impairment, and if the carrying amount of the leased asset exceeds the undiscounted cash flows from the lease payments and the estimated residual value upon disposition of the leased asset, an impairment loss is recognized.
As lessor, the Bank recognizes its lease arrangements, where risks and rewards incidental to ownership of an asset substantially vest with the lessor as operating leases. Lease rental income under operating lease is recognized in profit/ loss over the lease term on a straight-line basis unless another systematic and rational basis is more representative of the pattern in which benefit is expected to be derived from the use of the underlying asset.
n. Impairment or disposal of tangible long-lived assets
Whenever events or circumstances indicate that the carrying amount of tangible long-lived assets may not be recoverable, the Bank subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.
o. Income tax
Income tax expense/benefit consists of the current tax expense and the net change in deferred tax assets or liabilities during the year.
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying values of assets and liabilities for financial reporting purposes and their respective tax bases, and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized based on management’s judgment. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax assets or liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.
Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is greater than 50 percent likely of being realized upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Bank’s policy is to include interest income, interest expense and penalties on overpayments and underpayment of income taxes within income tax expense in the consolidated statement of income. Interest income on overpayments of income taxes is recognized when the related matter is resolved.
The Bank follows specific identification method for releasing income tax effects from AOCI.
p. Revenue recognition
Interest income from loans and from investments is recognized on an accrual basis using the effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment. Commission,
Fees
, Charges for rendering services such as Investment Management fees are recognized on an accrual basis as per
the terms of service / agreement as applicable and where there is reasonable certainty of ultimate collection
Dividends from investments are recognized when declared.
Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.
Premiums related to traditional long-duration products are recognized as revenues when due from policyholders. Premiums related to short-duration products are recognized on a pro-rata basis over the applicable contract term. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred as a DPL. The DPL is also recognized on the premiums received on the business acquired as on the PGAAP date. The DPL is amortized or recognized as earnings based on the amortization basis as mentioned in deferred acquisition cost. Premiums related to short-duration products are recognized on a pro rata basis over the applicable contract term. Unearned premiums, representing the portion of premium written related to the unexpired coverage, are reflected as liabilities until earned. Deposits related to universal life and investment-type products are credited to “Premium and other operating income from insurance business”. Revenues from such contracts consist of fees for mortality, policy administration, fund management charges, surrender charges and other charges as applicable are recorded in universal life and investment-type line of business in the period in which services are provided. All revenues and expenses are presented net of reinsurance, as applicable.
Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.
q. Foreign currency transactions
The Bank’s functional currency is the Indian Rupee, except for the Bank’s foreign branches. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income under foreign exchange transactions.
For the foreign branches, the assets, liabilities and operations are translated, for consolidation purposes, from functional currency of the foreign branch to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of AOCI.
r. Stock-based compensation
The Bank measures the cost of equity-settled transactions at fair value on the grant date. The fair value is determined by using either the Binomial or Black-Scholes option pricing model taking into account the terms and conditions upon which the equity-settled transactions were granted.
The costs of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. For further information, see note 23.
s. Debt issuance costs
Issuance costs of long-term debt are amortized over the tenure of the debt.
t. Earnings per share
Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in note 30.

u. Segment information
The Bank operates in five reportable segments, namely retail banking, wholesale banking, treasury services
, insurance services
and
others. Segment-wise information has been provided in note 2
7
.
v. Derivative financial instruments
The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income under derivative gain/(loss) in the period of change.
The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market-based inputs.
The Bank enters into interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically offsets these risks in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.
w. Business combination
The Bank accounts for acquired businesses using the acquisition method of
accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair value. The application of the acquisition method requires certain estimates and assumptions, especially concerning the determination of the fair value of the acquired intangible and tangible assets, as well as the liabilities assumed at the date of the acquisition. The judgments made in the context of the purchase price allocation can materially impact the Bank’s future results of operations. The valuations are based on information available at the acquisition date. Purchase consideration in excess of the Bank’s interest and the acquiree’s net fair value of identifiable assets and liabilities is recognized as goodwill.
x. Goodwill
Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The Bank tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis for the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.
y. Intangible Assets
The Bank’s identifiable intangible assets consists of, Brand, Investment Management Contract, Value of Business Acquired (“VOBA”), Distribution Network, Customer Relationship and Transferable Development Rights acquired in Business Combination. All intangible assets except Brand and Investment Management Contract are definite-lived intangible assets and are recorded at acquisition date fair value.
The Bank’s definite-lived intangible assets are amortized over their estimated useful lives. Indefinite-lived intangible assets are not amortized but are tested for impairment annually, or more frequently, if necessary.

Intangible Assets	Useful lives (years)	Amortization method
Brand	Indefinite	Not applicable
Investment Management Contract	Indefinite	Not applicable
Value of Business Acquired (VOBA)	Life of the underlying contracts	Constant level basis(*)
Distribution Network	17	Straight line
Customer Relationship	17	Straight line
Transferable Development Rights	8	Straight line

( * )	VOBA is amortized on a constant-level basis that approximates straight-line amortization (Refer note 20)

The Bank reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset.
z. Recently adopted accounting standards
As a result of the merger of HDFC Limited with HDFC Bank Limited, HDFC Life Insurance Company Limited became a subsidiary of HDFC Bank. As per Accounting Standards Update (ASU) 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts is applicable to HDFC Life Insurance Company Limited. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The FASB subsequently issued several ASUs as amendments to ASU No. 2018-12. The standard requires insurance companies with long duration contracts to: (1) review and, if there is a change, update the assumptions used to measure expected cash flows at least annually; (2) update the discount rate assumption at each reporting date; and (3) enhance certain qualitative and quantitative disclosures. ASU No. 2018-12 was applied using a modified retrospective approach that requires restatement of prior periods presented, including a cumulative adjustment to accumulated other comprehensive income as of January 1, 2021 (the transition date). The Bank acquired from eHDFC group an insurance business which has been included in the Bank’s financial results from July 01, 2023. The standard has, among other things, impacted the discount rate used in estimating reserves for the Bank’s life and annuity reinsurance portfolio, which is in runoff.
In March 2022, the FASB issued ASU No. 2022-01 “Fair Value Hedging—Portfolio Layer Method (Topic 815)”. This ASU expands the portfolio layer method of hedge accounting prescribed in ASU 2017-12 to allow multiple hedged layers of a single closed portfolio and to include portfolios of both prepayable and non-prepayable financial assets. This scope expansion is consistent with the FASB’s efforts to simplify hedge accounting and allows entities to apply the same accounting method to similar hedging strategies. This ASU also specifies eligible hedging instruments in a single-layer hedge, provides additional guidance on accounting and disclosure of hedge basis adjustments and specifies how hedge basis adjustments should be considered in determining credit losses for assets in the designated closed portfolio. This ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2022. The Bank adopted the ASU effective April 1, 2023. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operation.

In March 2022, the FASB issued ASU 2022-02 “Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures”, which eliminates the accounting guidance for TDRs by creditors in Subtopic 310-40 “Receivables—Troubled Debt Restructurings by Creditors”. This ASU enhances disclosure requirements for certain loan refinancing and restructuring activity by creditors when a borrower is experiencing financial difficulty, updates certain requirements related to accounting for credit losses under ASC 326 and requires disclosure of current-period gross write offs of financing receivables by year of origination. The ASU is effective for the Bank for interim and annual periods in fiscal years beginning after December 15, 2022. The Bank adopted the ASU effective April 1, 2023. The adoption of this guidance did not have a material impact on the Bank’s consolidated financial position or results of operation.
aa. Recently issued accounting pronouncements not yet effective
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This ASU requires disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), an amount for other segment items by reportable segment and a description of its composition, all annual disclosures required by FASB ASU Topic 280 in interim periods as well, and the title and position of the CODM and how the CODM uses the reported measures. The amendments in this ASU are intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied retrospectively. The Bank does not expect the adoption of ASU 2023-07 to have a material impact on its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The update requires enhanced annual disclosures for specific categories in the rate reconciliation and income taxes paid disaggregated by federal, state and foreign taxes. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Bank does not expect the adoption of ASU 2023-09 to have a material impact on its consolidated financial statements.

ab. Convenience translation
The accompanying financial statements have been expressed
in
Indian Rupees (“Rs.”),
the
Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the fiscal year ended March 31, 2024 have been translated into U.S. dollars at US$1.00 = Rs. 83.34 as published by the Federal Reserve Board of New York on March 29, 2024. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.